Credit Risk - Summary of Residential Mortgages by Credit Performance (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 199,482	£ 199,733
Non performing loans	£ 1,868	£ 2,110
NPL ratio	1.21%	1.37%
Mortgage Loans [member]
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 154,944	£ 154,274
Credit Risk [member]
Disclosure of credit risk exposure [line items]
Loans and advances to customers	12,135	12,037
Impairment loss allowances	£ 212	£ 315
NPL ratio	1.00%	1.01%
Coverage ratio	174.00%	258.00%
Credit Risk [member] | Mortgage Loans [member]
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 1,128	£ 1,269
Non performing loans	1,868	2,110
Impairment loss allowances	£ 225	£ 279
Early arrears ratio(3)	0.73%	0.82%
NPL ratio	1.21%	1.37%
Coverage ratio	12.00%	13.00%
Credit Risk [member] | Mortgage Loans [member] | Mortgage Loans [member]
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 154,944	£ 154,274
Credit Risk [member] | Mortgage Loans [member] | Performing Loans [member]
Disclosure of credit risk exposure [line items]
Loans and advances to customers	151,948	150,895
Credit Risk [member] | Mortgage Loans [member] | Non Performing Loans by Arrears [member]
Disclosure of credit risk exposure [line items]
Non performing loans	1,427	1,578
Credit Risk [member] | Mortgage Loans [member] | Non Performing Loans by Bankruptcy [member]
Disclosure of credit risk exposure [line items]
Non performing loans	14	21
Credit Risk [member] | Mortgage Loans [member] | Non Performing Loans by Maturity Default [member]
Disclosure of credit risk exposure [line items]
Non performing loans	303	316
Credit Risk [member] | Mortgage Loans [member] | Non-Performing [member]
Disclosure of credit risk exposure [line items]
Non performing loans	95	160
Credit Risk [member] | Mortgage Loans [member] | Non Performing Loans by Properties in Possession [member]
Disclosure of credit risk exposure [line items]
Non performing loans	29	35
Later Than 1 Month and Not Later Than 2 Months [member]
Disclosure of credit risk exposure [line items]
Non performing loans	2,661	2,959
Later Than 1 Month and Not Later Than 2 Months [member] | Credit Risk [member] | Mortgage Loans [member]
Disclosure of credit risk exposure [line items]
Loans and advances to customers	702	793
Later Than 2 Months And Not Later Than 3 Months [member] | Credit Risk [member] | Mortgage Loans [member]
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 426	£ 476